UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-4428

Dreyfus U.S. Treasury Intermediate Term Fund (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/09

FORM N-Q

Item 1. Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Intermediate Term Fund
September 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.6%	Rate (%)	Date	Amount ($)	Value ($)
Banks--3.7%
Bank of America,
Gtd. Notes	2.10	4/30/12	2,235,000	2,267,776
GMAC,
Gtd. Notes	2.20	12/19/12	3,485,000	3,524,924
				5,792,700
U.S. Government Agencies--3.7%
Federal National Mortgage
Association, Notes	2.00	3/2/11	5,690,000 a	5,714,558
Small Business Administration,
Gov't Gtd. Notes, Ser. 10-A	6.64	2/10/11	16,853	17,687
				5,732,245
U.S. Government Agencies/Mortgage-Backed--1.0%
Federal Home Loan Mortgage Corp;
7.50%, 11/1/29			9,443 a	10,606
Federal National Mortgage Association;
7.00%, 3/1/12			9,635 a	10,149
Government National Mortgage Association I:
6.00%, 1/15/33			79,951	85,285
6.50%, 5/15/26			33,482	36,000
Ser. 2005-9, Cl. A, 4.03%,
5/16/22			356,052	362,789
Ser. 2006-6, Cl. A, 4.05%,
10/16/23			322,589	327,273
Ser. 2006-9, Cl. A, 4.20%,
8/16/26			787,200	807,754
				1,639,856
U.S. Treasury Notes--88.2%
1.13%, 6/30/11			13,165,000	13,245,228
1.75%, 1/31/14			16,620,000 b	16,417,452
1.88%, 4/30/14			8,300,000 b	8,204,035

2.63%, 7/31/14	11,400,000 b	11,594,165
3.38%, 7/31/13	2,975,000 b	3,152,108
3.50%, 2/15/18	2,685,000 b	2,743,106
3.88%, 5/15/18	13,035,000 b	13,665,372
4.00%, 2/15/15	10,980,000 b	11,834,387
4.25%, 11/15/13	13,300,000 b	14,529,213
4.38%, 8/15/12	9,835,000 b	10,680,967
4.50%, 4/30/12	7,620,000	8,258,182
4.63%, 10/31/11	9,465,000 b	10,174,137
4.63%, 2/15/17	8,925,000 b	9,883,741
4.75%, 8/15/17	2,995,000 b	3,338,257
		137,720,350
Total Bonds and Notes
(cost $151,544,109)		150,885,151

	Principal
Short-Term Investments--2.4%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.16%, 11/12/09	3,590,000	3,589,831
0.17%, 10/15/09	115,000 c	114,999
Total Short-Term Investments
(cost $3,704,324)		3,704,830

Other Investment--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,105,000)	1,105,000 [d]	1,105,000

Investment of Cash Collateral for
Securities Loaned--41.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $65,096,126)	65,096,126 [d]	65,096,126

Total Investments (cost $221,449,559)	141.4%	220,791,107

Liabilities, Less Cash and Receivables	(41.4%)	(64,685,253)
Net Assets	100.0%	156,105,854

a	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.
b	All or a portion of these securities are on loan. At September 30, 2009, the total market value of the fund's securities on loan is $63,328,924 and the total market value of the collateral held by the fund is $65,096,126.
c	All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $221,449,559.

Net unrealized depreciation on investments was $658,869 of which $695,046 related to appreciated investment securities and $1,353,915 related to depreciated investment securities.

STATEMENT OF OPTIONS WRITTEN
September 30, 2009 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options
5-Year USD LIBOR-BBA,
October 2009 @ 2.85	1,593,000	a	(17,042)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	4,620,000	a	(337,580)
Put Options
5-Year USD LIBOR-BBA,
October 2009 @ 2.85	1,593,000	a	(4,742)
10-Year USD LIBOR-BBA,
September 2012 @ 4.50	4,620,000	a	(283,853)
(Premiums received $642,800)			(643,217)

BBA--British Bankers Association
LIBOR--London Interbank Offered Rate

USD--US Dollar
a Non-income producing security.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
U.S. Treasury Securities	-	141,425,180	-	141,425,180
Corporate Bonds	-	5,792,700	-	5,792,700
U.S. Government	-	7,372,101	-	7,372,101
Agencies/Mortgage-Backed
Mutual Funds	66,201,126	-	-	66,201,126
Other Financial Instruments+	-	-	-	-
Liabilities ($)				-
Other Financial Instruments+	-	(643,217)	-	(643,217)

+ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures and options transactions are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Trustees, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Trustees. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S. Treasury Bills, are carried at amortized cost, which approximates value. Registered investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Options: A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date. The fund may purchase and write (sell) put and call options primarily to hedge against changes in security prices, or securities that the fund intends to purchase, or against fluctuations in value caused by changes in prevailing market interest rates or other market conditions.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates. As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. One risk of holding a put or a call option is that if the option is not sold or exercised prior to its expiration, it becomes worthless. However, this risk is limited to the premium paid by the fund. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus U.S. Treasury Intermediate Term Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

                    (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)